Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of the Provision for Income Taxes	A reconciliation of the provision for income taxes to the income taxes at that statutory rate is as follows:
	For the Years Ended
	December 31, 2023	December 31, 2022
Federal tax benefit at statutory rate	$(2,065,000)	$(1,811,000)
State and provisional tax benefit at statutory rate	(1,652,000)	(1,449,000)
Tax effect of:
Permanent differences and others	1,299,000	214,000
Change in valuation allowance	2,418,000	3,046,000
Income tax recovery	$—	$—

Schedule of Deferred Tax Assets and Liabilities	The significant components of deferred tax assets and liabilities are as follows:
	For the Years Ended
	December 31, 2023	December 31, 2022
Deferred income tax assets:
Non-capital losses carried forward	$11,055,000	$8,823,000
Depreciation and amortization	157,000	135,000
Share issuance costs	357,000	194,000
Property and equipment	1,000	—
Total deferred tax assets	11,570,000	9,152,000
Valuation allowance	(11,570,000)	(9,152,000)
Net deferred tax asset	$—	$—